Related Party Transactions	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

Key management of the Corporation includes the members of the Board, the Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Chief Corporate Development Officer, Executive Vice-President and Chief Legal Officer, Chief Technology Officer, and certain other key members of management.

The compensation of such key management for the years ended December 31, 2019 and 2018 included the following:

	Year Ended December 31,
In thousands of U.S. Dollars	2019	2018
Salaries, bonuses and short-term employee benefits	10,071	10,320
Director retainers	822	796
Stock-based payments	12,843	6,824
	23,736	17,940

The remuneration of the Chief Executive Officer, Chief Financial Officer, Chief Technology Officer, Chief Operating Officer, Chief Corporate Development Officer, Executive Vice-President and Chief Legal Officer consists primarily of a salary, cash bonuses and share-based awards and was negotiated at arm’s length. Director retainers include both retainers, committee fees and share-based awards.